Stockholders' Deficit - Schedule of Common Stock Warrants (Details) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Common Stock Reserved For Future Issuance [Line Items]
Shares Underlying Warrants	1,424	1,433
Warrants issued with debt arrangement [Member]
Common Stock Reserved For Future Issuance [Line Items]
Shares Underlying Warrants	168	168
Exercise price of warrants (in USD per share)	$ 0.34	$ 0.34
Expiration Date	Jan. 31, 2029	Jan. 31, 2029
Warrants issued with advisory agreement [Member]
Common Stock Reserved For Future Issuance [Line Items]
Shares Underlying Warrants	1,167	1,167
Exercise price of warrants (in USD per share)	$ 0.01	$ 0.01
Expiration Date	Mar. 31, 2026	Mar. 31, 2026
Warrants issued with 2022 Equipment Facility [Member]
Common Stock Reserved For Future Issuance [Line Items]
Shares Underlying Warrants	46	46
Exercise price of warrants (in USD per share)	$ 0.84	$ 0.84
Expiration Date	Jul. 31, 2032	Jul. 31, 2032
Warrants issued with services agreement [Member]
Common Stock Reserved For Future Issuance [Line Items]
Shares Underlying Warrants	43	52
Exercise price of warrants (in USD per share)	$ 0.01	$ 0.01
Expiration Date	Feb. 28, 2026	Feb. 28, 2025
Warrants issued with services agreement [Member]
Common Stock Reserved For Future Issuance [Line Items]
Expiration Date	Feb. 28, 2027	Feb. 28, 2026